Unaudited Condensed Statements of Cash Flows (USD $)	3 Months Ended
	Nov. 30, 2013	Nov. 30, 2012
Operating activities:
Net loss	$ (189,829)	$ (46,944)
Net gain from discontinued operations	(95,528)
Net loss from continuing operations	(285,357)	(46,944)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,452	90
Loss on disposal of property and equipment	28,748
Amortization of discount on notes payable and warrants	4,041
Loss on conversion of notes payable - related parties	36,380
Issuance of stock and warrants for fees	84,859
Changes in operating assets and liabilities:
Accounts receivable	(19,463)
Prepaid expenses and other current assets	7,808	1,067
Accounts payable and other accrued expenses	(58,994)	9,980
Accrued interest payable - related parties	(61,757)	3,652
Accrued interest payable	131,272	2,494
Net operating cash flows - continuing operations	(127,011)	(29,661)
Net operating cash flows - discontinued operations	95,528
Net cash used in operating activities	(31,483)	(29,661)
Investing activities:
Purchase of property and equipment	(416)
Net cash used in investing activities	(416)
Financing activities:
Proceeds from issuance of convertible notes	25,000
Proceeds from issuance of notes payable - related parties		20,000
Proceeds from issuance of notes payable	140,327
Proceeds from the issuance of common stock	10,000	20,000
Repayment of notes payable	(84,141)	(1,005)
Repayment of notes payable - related parties	(4,600)	(5,005)
Net cash provided by financing activities	86,586	33,990
Net increase (decrease) in cash and cash equivalents	54,687	4,329
Cash and cash equivalents, beginning of period	39,456	1,931
Cash and cash equivalents, end of period	$ 94,143	$ 6,260